Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Dow Jones Islamic Market TM World Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Dow Jones Islamic MarketTM World Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		18.01%	11.74%	10.94%
Iman Fund Class K
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		20.60%	8.94%	11.09%
Iman Fund Class K | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		20.60%	7.64%	9.25%
Iman Fund Class K | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributionsand Sale of Fund Shares
Average Annual Return, Percent		12.19%	6.76%	8.52%